Report of Independent Registered Public Accounting Firm

To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:

In planning and performing our audit of the financial statements of NYLI Balanced Fund (formerly, MainStay Balanced Fund), NYLI Candriam Emerging Markets Equity Fund (formerly, MainStay Candriam Emerging Markets Equity
Fund), NYLI Epoch Capital Growth Fund (formerly, MainStay Epoch Capital Growth Fund), NYLI Epoch Global Equity Yield Fund (formerly, MainStay Epoch Global Equity Yield Fund), NYLI Epoch International Choice Fund (formerly, MainStay Epoch International Choice Fund) NYLI Epoch U.S. Equity Yield Fund (formerly, MainStay Epoch U.S. Equity Yield Fund), NYLI Fiera SMID Growth Fund (formerly, MainStay Fiera SMID Growth Fund), NYLI Floating Rate Fund (formerly, MainStay Floating Rate Fund), NYLI MacKay California Muni Fund MainStay MacKay California Tax Free Opportunities Fund, NYLI MacKay High Yield Muni Bond Fund (formerly, MainStay MacKay High Yield Munipal Bond
Fund), NYLI MacKay New York Muni Fund (formerly, MainStay MacKay New York Tax Free Opportunities Fund), NYLI MacKay Short Duration High Income Fund (formerly, MainStay MacKay Short Duration High Income Fund), NYLI MacKay Short Term Muni Fund (formerly, MainStay MacKay Short Term Municipal Fund), NYLI MacKay Strategic Muni Allocation Fund (formerly, MainStay MacKay Strategic Municipal Allocation Fund), NYLI MacKay Total Return Bond Fund (formerly, MainStay MacKay Total Return Bond Fund), NYLI PineStone Global Equity Fund (formerly, MainStay PineStone Global Equity Fund), NYLI PineStone International Equity Fund (formerly, MainStay PineStone International Equity
Fund), NYLI PineStone U.S. Equity Fund (formerly, MainStay PineStone U.S. Equity Fund), NYLI S&P 500 Index Fund (formerly, MainStay S&P 500 Index
Fund), NYLI Short Term Bond Fund (formerly, MainStay Short Term Bond Fund), NYLI U.S. Government Liquidity Fund (formerly, MainStay U.S. Government Liquidity Fund), NYLI WMC Growth Fund (formerly, MainStay WMC Growth Fund), NYLI WMC International Research Equity Fund (formerly, MainStay WMC International Research Equity Fund), NYLI WMC Small Companies Fund (formerly, MainStay WMC Small Companies Fund), NYLI Conservative Allocation Fund (formerly, MainStay Conservative Allocation Fund), NYLI Moderate Allocation Fund (formerly, MainStay Moderate Allocation Fund), NYLI Growth Allocation Fund (formerly, MainStay Growth Allocation Fund), and NYLI Equity Allocation Fund (formerly, MainStay Equity Allocation Fund), twenty-eight of the funds comprising New York Life Investments Funds Trust (the Funds), as of and for the year ended October 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2024.

This report is intended solely for the information and use of the management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ KPMG LLP
Philadelphia, Pennsylvania
December 20, 2024